Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]

4. Goodwill

The following table summarizes goodwill activity by reportable segment (in thousands):

	North America	International	Consolidated
Goodwill - December 31, 2024	$-	$18,856	$18,856
Adjustments (1)	-	781	781
Goodwill – March 31, 2025	$-	$19,637	$19,637
(1)	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled positive $0.8 million for the three months ended March 31, 2025.

5. Goodwill

The following table summarizes goodwill activity and balances by reportable segment (dollars in thousands):

	North America	International	Consolidated
Goodwill - December 31, 2023	$6,675	$20,078	$26,753
Goodwill Acquired	-	-	-
Goodwill Impairment	(6,675)	-	(6,675)
Adjustments (1)	-	(1,222)	(1,222)
Goodwill – December 31, 2024	$-	$18,856	$18,856

(1)	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled negative $1.2 million for the twelve months ended December 31, 2024.